CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	ProSomnus Common Holders Preferred Stock Series A redeemable convertible preferred stock	ProSomnus Common Holders Series A redeemable convertible preferred stock	Warrant Preferred Stock Series B redeemable convertible preferred stock	Warrant Additional Paid-In Capital	Warrant	PIPE equity Common Stock Class A common stock	PIPE equity Additional Paid-In Capital	PIPE equity	PIPE debt SPA shares Common Stock Class A common stock	PIPE debt SPA shares Additional Paid-In Capital	PIPE debt SPA shares	Preferred Stock Series B redeemable convertible preferred stock	Preferred Stock Series A redeemable convertible preferred stock Convertible debt agreements	Preferred Stock Series A redeemable convertible preferred stock	Common Stock Class A common stock	Common Stock	Additional Paid-In Capital Convertible debt agreements	Additional Paid-In Capital	Accumulated Deficit	Series B redeemable convertible preferred stock	Series A redeemable convertible preferred stock	Convertible debt agreements	Total
Beginning balance at Dec. 31, 2020												$ 12,389,547		$ 26,245,000
Beginning balance (in shares) at Dec. 31, 2020												7,288,333		26,245
Ending balance at Dec. 31, 2021												$ 12,389,547		$ 26,245,000						$ 12,389,547	$ 26,245,000
Ending balance (in shares) at Dec. 31, 2021												7,288,333		26,245						7,288,333	26,245		7,314,578
Beginning balance at Dec. 31, 2020																$ 2,418		$ 150,421,286	$ (197,671,868)				$ (47,248,164)
Beginning balance (in shares) at Dec. 31, 2020																24,184,697
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock awards																$ 38		(38)
Vesting of restricted stock awards (in shares)																381,689
Stock-based compensation expense																		4,712			$ 0		4,712
Net loss																			(5,977,407)				(5,977,407)
Ending balance at Dec. 31, 2021																$ 2,456		150,425,960	(203,649,275)				(53,220,859)
Ending balance (in shares) at Dec. 31, 2021																24,566,386
Ending balance at Jun. 30, 2022												$ 12,389,547		$ 26,245,000
Ending balance (in shares) at Jun. 30, 2022												7,288,333		26,245
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock awards																$ 13		(13)
Vesting of restricted stock awards (in shares)																136,505
Stock-based compensation expense																		4,000					4,000
Net loss																			(5,804,378)				(5,804,378)
Ending balance at Jun. 30, 2022																$ 2,469		150,429,947	(209,453,653)				$ (59,021,237)
Ending balance (in shares) at Jun. 30, 2022																24,702,891
Beginning balance at Dec. 31, 2021												$ 12,389,547		$ 26,245,000						$ 12,389,547	$ 26,245,000
Beginning balance (in shares) at Dec. 31, 2021												7,288,333		26,245						7,288,333	26,245		7,314,578
Increase (Decrease) in Temporary Equity
Issuance of stock (in shares)	5,945	5,945	161,112										13,081							161,112
Merger Recapitalization - Preferred												$ (12,389,563)		$ (26,245,000)
Merger Recapitalization - Preferred (in shares)												(7,449,445)		(45,271)
Beginning balance at Dec. 31, 2021																$ 2,456		150,425,960	(203,649,275)				$ (53,220,859)
Beginning balance (in shares) at Dec. 31, 2021																24,566,386
Increase (Decrease) in Stockholders' Equity
Vesting of early exercised options																$ 85		2,156,915					2,157,000
Vesting of early exercised options (in shares)																854,507
Issuance of shares, net of cancellations and issuance costs			$ 16	$ 579,984	$ 579,984	$ 183	$ 10,249,817	$ 10,250,000	$ 33	$ 478,834	$ 478,867						$ 13,080,756					$ 13,080,756
Issuance of stock (in shares)						1,830,133		1,830,133	326,713
Merger Recapitalization - Preferred															$ 721			38,635,975					38,636,696
Merger Recapitalization - Preferred (in shares)															7,208,865
Merger Recapitalization - Common															$ 408	$ (2,541)							(2,132)
Merger Recapitalization - Common (in shares)															4,084,418	(25,420,893)
Issuance of Common Stock - services															$ 72			7,159,090					7,159,162
Issuance of Common Stock - services (in shares)															716,223
Issuance costs - ProSomnus Inc.																		(12,640,679)					$ (12,640,679)
Conversion of LAAA Founder Common Stock															$ 105			(105)
Conversion of LAAA Founder Common Stock (in shares)															1,054,390
Issuance of Common Stock - Lakeshore Public Stock Holders															$ 82			(82)
Issuance of Common Stock - Lakeshore Public Stock Holders (in shares)															820,722
Issuance of Warrants																							1,991,503
Assumption of SPAC Assets and Liabilities																		2,242,097					$ 2,242,097
Earn-out liability																		(22,070,000)					(22,070,000)
Stock-based compensation expense																					$ 2,145,000		2,156,915
Net loss																			(7,145,320)				(7,145,320)
Ending balance at Dec. 31, 2022															$ 1,604	$ 1,604		190,298,562	(210,794,595)				(20,494,429)
Ending balance (in shares) at Dec. 31, 2022															16,041,464	16,041,464
Beginning balance at Mar. 31, 2022												$ 12,389,547		$ 26,245,000
Beginning balance (in shares) at Mar. 31, 2022												7,288,333		26,245
Ending balance at Jun. 30, 2022												$ 12,389,547		$ 26,245,000
Ending balance (in shares) at Jun. 30, 2022												7,288,333		26,245
Beginning balance at Mar. 31, 2022																$ 2,463		150,425,953	(206,630,008)				(56,201,592)
Beginning balance (in shares) at Mar. 31, 2022																24,640,110
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock awards																$ 6		(6)
Vesting of restricted stock awards (in shares)																62,781
Stock-based compensation expense																		4,000					4,000
Net loss																			(2,823,645)				(2,823,645)
Ending balance at Jun. 30, 2022																$ 2,469		150,429,947	(209,453,653)				(59,021,237)
Ending balance (in shares) at Jun. 30, 2022																24,702,891
Beginning balance at Dec. 31, 2022															$ 1,604	$ 1,604		190,298,562	(210,794,595)				(20,494,429)
Beginning balance (in shares) at Dec. 31, 2022															16,041,464	16,041,464
Increase (Decrease) in Stockholders' Equity
Issuance of shares, net of cancellations and issuance costs																$ 2		163,571					163,573
Issuance of stock (in shares)																16,166
Stock-based compensation expense																		569,597					569,597
Net loss																			904,930				(5,987,241)
Ending balance at Jun. 30, 2023																$ 1,606		191,031,730	(216,781,836)				(25,748,500)
Ending balance (in shares) at Jun. 30, 2023																16,057,630
Beginning balance at Mar. 31, 2023																$ 1,604		190,524,697	(217,686,766)				(27,160,465)
Beginning balance (in shares) at Mar. 31, 2023																16,041,464
Increase (Decrease) in Stockholders' Equity
Issuance of Common Stock - services																$ 2		163,571					163,573
Issuance of Common Stock - services (in shares)																16,166
Stock-based compensation expense																		343,462					343,462
Net loss																			904,930				904,930
Ending balance at Jun. 30, 2023																$ 1,606		$ 191,031,730	$ (216,781,836)				$ (25,748,500)
Ending balance (in shares) at Jun. 30, 2023																16,057,630